Net Assets	12 Months Ended
Dec. 31, 2024
Investment Company [Abstract]
Net Assets

9. NET ASSETS

The Fund has the authority to issue an unlimited number of Common Shares of beneficial interest at $0.01 par value per share.

On October 6, 2022, an affiliate of the Fund’s investment adviser, as its sole initial shareholder, purchased 1 shares of the Fund’s Class I shares.

Pursuant to subscription agreements providing for the commitment to purchase an aggregate of up to $847,098 of the Fund’s Class I shares entered into between the Fund and several investors between November 2022 and ending on January 30, 2023, the Fund called an aggregate of $847,098 from October 6, 2022 through July 31, 2023, and in exchange therefore, the Fund issued approximately 32,402 Class I shares to 61 shareholders, including the investment from the Fund’s sole initial shareholder. From October 6, 2022 through December 31, 2022, the Fund called an aggregate of $148,173, and in exchange therefore, the Fund issued approximately 5,927 Class I shares. Of the $847,098 of commitments called, $698,925 were called during the year ended December 31, 2023 in exchange for approximately 26,476 Class I shares.

On August 1, 2023, the Fund held the first closing in the Offering, pursuant to its registration statement on Form N-2 (File No. 333-264145) declared effective by the SEC on April 24, 2023, as amended and supplemented. The Fund publicly offers on a continuous basis up to $7.5 billion of its Common Shares, pursuant to the Offering. The purchase price per share for each class of Common Shares equals the Fund’s NAV per share, as of the day preceding the effective date of the monthly share purchase. Ares Wealth Management Solutions, LLC, the Fund’s intermediary manager, will use its best efforts to sell Common Shares, but is not obligated to purchase or sell any specific amount of Common Shares in the Offering. The Fund also engages in offerings of its unregistered Common Shares to non-U.S. investors pursuant to Regulation S of the Securities Act.

The following tables summarize transactions in Common Shares during the years ended December 31, 2024 and 2023, respectively:

	For the Year Ended December 31, 2024
	Shares	Amount
Class I
Subscriptions(1)	120,061	$3,288,851
Share transfers between classes	34	945
Distributions reinvested	2,510	68,786
Repurchased shares, net of early repurchase deduction	(2,127)	(58,324)
Net increase	120,478	$3,300,258
Class S
Subscriptions(1)	18,459	$504,882
Share transfers between classes	(120)	(3,298)
Distributions reinvested	376	10,308
Repurchased shares, net of early repurchase deduction	(194)	(5,298)
Net increase	18,521	$506,594
Class D
Subscriptions(1)	9,766	$267,907
Share transfers between classes	86	2,353
Distributions reinvested	115	3,164
Net increase	9,967	$273,424
Total net increase	148,966	$4,080,276

	For the Year Ended December 31, 2023
	Shares	Amount
Class I
Subscriptions	45,712	$1,218,909
Distributions reinvested	307	8,289
Repurchased shares, net of early repurchase deduction	(3)	(78)
Net increase	46,016	$1,227,120
Class S
Subscriptions	10,959	$296,150
Distributions reinvested	13	341
Net increase	10,972	$296,491
Class D
Subscriptions	1,798	$48,588
Distributions reinvested	8	222
Net increase	1,806	$48,810
Total net increase	58,794	$1,572,421
(1)	See Note 13 for subsequent events related to subscription activities.

Net Asset Value Per Share and Offering Price

The Fund determines NAV for each class of shares as of the last day of each calendar month. Share issuances related to monthly subscriptions are effective the first calendar day of each month. The NAV per share for each class of shares is determined by dividing the value of total assets attributable to the class minus liabilities attributable to the share class by the total number of each share class of Common Shares outstanding at the date as of which the determination is made. The following tables summarize each month-end NAV per share for Class I shares, Class S shares and Class D shares during the years ended December 31, 2024 and 2023 and the period from December 5, 2022 (commencement of operations) to December 31, 2022:

	NAV Per Share
	Class I	Class S	Class D
January 31, 2024	$27.17	$27.17	$27.17
February 29, 2024	$27.19	$27.19	$27.19
March 31, 2024	$27.30	$27.30	$27.30
April 30, 2024	$27.29	$27.29	$27.29
May 31, 2024	$27.39	$27.39	$27.39
June 30, 2024	$27.45	$27.45	$27.45
July 31, 2024	$27.44	$27.44	$27.44
August 31, 2024	$27.41	$27.41	$27.41
September 30, 2024	$27.45	$27.45	$27.45
October 31, 2024	$27.49	$27.49	$27.49
November 30, 2024	$27.58	$27.58	$27.58
December 31, 2024	$27.61	$27.61	$27.61

	NAV Per Share
	Class I	Class S	Class D
January 31, 2023	$25.40	$25.40	$25.40
February 28, 2023	$25.58	$25.58	$25.58
March 31, 2023	$25.71	$25.71	$25.71
April 30, 2023	$26.12	$26.12	$26.12
May 31, 2023	$26.08	$26.08	$26.08
June 30, 2023	$26.75	$26.75	$26.75
July 31, 2023	$27.01	$27.01	$27.01
August 31, 2023	$27.08	$27.08	$27.08
September 30, 2023	$27.07	$27.07	$27.07
October 31, 2023	$26.92	$26.92	$26.92
November 30, 2023	$27.03	$27.03	$27.03
December 31, 2023	$27.22	$27.22	$27.22

	NAV Per Share
	Class I	Class S	Class D
December 31, 2022	$24.99	$24.99	$24.99

The date of the first sale of Class S shares and Class D shares was August 1, 2023.

Distributions

The Fund’s board of trustees expects to declare monthly regular distributions for each class of its Common Shares. The following tables present the monthly regular distributions that were declared and payable during the years ended December 31, 2024 and 2023:

			Class I
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
January 23, 2024	January 31, 2024	February 22, 2024	$0.21430	$12,120
January 23, 2024	February 29, 2024	March 25, 2024	0.21430	13,234
January 23, 2024	March 29, 2024	April 24, 2024	0.21430	14,439
March 14, 2024	April 30, 2024	May 23, 2024	0.21430	17,945
March 14, 2024	May 31, 2024	June 25, 2024	0.21430	19,924
March 14, 2024	June 28, 2024	July 24, 2024	0.21430	22,239
May 10, 2024	July 31, 2024	August 23, 2024	0.21430	24,786
May 10, 2024	August 30, 2024	September 23, 2024	0.21430	26,807
May 10, 2024	September 30, 2024	October 23, 2024	0.21430	28,955
August 13, 2024	October 31, 2024	November 22, 2024	0.21430	31,339
August 13, 2024	November 29, 2024	December 26, 2024	0.21430	34,663
August 13, 2024	December 31, 2024	January 23, 2025	0.21430	36,950
			$2.57160	$283,401

			Class I
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
June 30, 2023	August 31, 2023	September 25, 2023	$0.19925	$7,195
August 10, 2023	September 29, 2023	October 25, 2023	0.19925	8,027
August 10, 2023	October 31, 2023	November 27, 2023	0.19925	8,949
November 13, 2023	November 30, 2023	December 26, 2023	0.21430	10,153
November 13, 2023	December 29, 2023	January 25, 2024	0.21430	11,131
			$1.02635	$45,455

			Class S
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
January 23, 2024	January 31, 2024	February 22, 2024	$0.19470	$2,417
January 23, 2024	February 29, 2024	March 25, 2024	0.19600	2,778
January 23, 2024	March 29, 2024	April 24, 2024	0.19472	3,181
March 14, 2024	April 30, 2024	May 23, 2024	0.19528	3,554
March 14, 2024	May 31, 2024	June 25, 2024	0.19465	3,888
March 14, 2024	June 28, 2024	July 24, 2024	0.19522	4,280
May 10, 2024	July 31, 2024	August 23, 2024	0.19454	4,462
May 10, 2024	August 30, 2024	September 23, 2024	0.19454	4,694
May 10, 2024	September 30, 2024	October 23, 2024	0.19520	4,929
August 13, 2024	October 31, 2024	November 22, 2024	0.19454	5,116
August 13, 2024	November 29, 2024	December 26, 2024	0.19515	5,416
August 13, 2024	December 31, 2024	January 23, 2025	0.19444	5,735
			$2.33898	$50,450

			Class S
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
June 30, 2023	August 31, 2023	September 25, 2023	$0.17975	$430
August 10, 2023	September 29, 2023	October 25, 2023	0.18033	917
August 10, 2023	October 31, 2023	November 27, 2023	0.17971	1,214
November 13, 2023	November 30, 2023	December 26, 2023	0.19549	1,747
November 13, 2023	December 29, 2023	January 25, 2024	0.19479	2,137
			$0.93007	$6,445

			Class D
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
January 23, 2024	January 31, 2024	February 22, 2024	$0.20854	$471
January 23, 2024	February 29, 2024	March 25, 2024	0.20892	498
January 23, 2024	March 29, 2024	April 24, 2024	0.20854	529
March 14, 2024	April 30, 2024	May 23, 2024	0.20871	578
March 14, 2024	May 31, 2024	June 25, 2024	0.20852	606
March 14, 2024	June 28, 2024	July 24, 2024	0.20869	644
May 10, 2024	July 31, 2024	August 23, 2024	0.20849	728
May 10, 2024	August 30, 2024	September 23, 2024	0.20849	1,025
May 10, 2024	September 30, 2024	October 23, 2024	0.20868	1,585
August 13, 2024	October 31, 2024	November 22, 2024	0.20849	1,880
August 13, 2024	November 29, 2024	December 26, 2024	0.20867	2,239
August 13, 2024	December 31, 2024	January 23, 2025	0.20846	2,454
			$2.50320	$13,237

			Class D
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
June 30, 2023	August 31, 2023	September 25, 2023	$0.19351	$134
August 10, 2023	September 29, 2023	October 25, 2023	0.19369	228
August 10, 2023	October 31, 2023	November 27, 2023	0.19350	235
November 13, 2023	November 30, 2023	December 26, 2023	0.20877	292
November 13, 2023	December 29, 2023	January 25, 2024	0.20856	377
			$0.99803	$1,266

The net distributions received by shareholders of Class S shares and Class D shares include the effect of the shareholder servicing and/or distribution fees applicable to such class of shares. Class I shares have no shareholder servicing and/or distribution fees.

See Note 13 for subsequent events relating to regular distributions declared by the Fund’s board of trustees.

Distribution Reinvestment Plan

The Fund has adopted a distribution reinvestment plan, pursuant to which the Fund will not reinvest cash distributions declared by the board of trustees on behalf of the Fund’s shareholders unless such shareholders elect for their shares to be automatically reinvested. As a result, if the board of trustees authorizes, and the Fund declares, a cash distribution, then the Fund’s shareholders who have opted into the Fund’s distribution reinvestment plan will have their cash distributions automatically reinvested in additional shares, rather than receiving the cash distribution. Distributions on fractional shares will be credited to each participating shareholder’s account. The purchase price for shares issued under the Fund’s distribution reinvestment plan will be equal to the most recent available NAV per share for such shares at the time the distribution is payable.

Share Repurchase Program

The Fund has commenced a share repurchase program, pursuant to which the Fund intends to offer to repurchase, at the discretion of the Fund’s board of trustees, up to 5% of its Common Shares outstanding (either by number of shares or aggregate NAV) in each quarter. The Fund’s board of trustees may amend, suspend or terminate the share repurchase program if it deems such action to be in its best interest and the best interest of its common shareholders. As a result, share repurchases may not be available each quarter, or at all. The Fund conducts any such repurchase offers in accordance with the requirements of Rule 13e-4 promulgated under the Securities Exchange Act of 1934, as amended, and the Investment Company Act, with the terms of such tender offer published in a tender offer statement to be sent to all shareholders and filed with the SEC on Schedule TO. All of the Fund’s common shareholders will be given at least 20 full business days to elect to participate in such share repurchases. All shares purchased by the Fund, pursuant to the terms of each tender offer, will be retired and thereafter will be authorized and unissued shares.

Under the Fund’s share repurchase program, to the extent the Fund offers to repurchase shares in any particular quarter, the Fund expects to repurchase shares pursuant to tender offers using a purchase price equal to the NAV per share as of the last calendar day of the applicable month designated by the Fund’s board of trustees, except that the Fund deducts 2.00% from such NAV for shares that have not been outstanding for at least one year (the “Early Repurchase Deduction”).

The plan adopted by the Fund pursuant to Rule 18f-3 under the Investment Company Act so that the Fund may issue multiple classes of Common Shares (the “Multiple Class Plan”) provides that the Early Repurchase Deduction holding period ends on the one-year anniversary of the subscription closing date and the Early Repurchase Deduction will not apply to shares acquired through the Fund’s distribution reinvestment plan. The Early Repurchase Deduction may be waived in the case of repurchase requests: (i) arising from the death or qualified disability of the holder; (ii) submitted by discretionary model portfolio management programs (and similar arrangements); (iii) from feeder funds (or similar vehicles) primarily created to hold the Fund's Common Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; and (iv) in the event that a shareholder's Common Shares are repurchased because the shareholder has failed to maintain a minimum account balance. Prior to May 8, 2024, the Fund could only waive the Early Repurchase Deduction in the case of repurchase requests arising from the death or qualified disability of the holder. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.

During the year ended December 31, 2024, pursuant to tender offers, the Fund repurchased approximately 2,127 Class I shares and 194 Class S shares for a total value of $58,324 and $5,298, respectively, which is net of the Early Repurchase Deduction. No Class D shares were repurchased during the year ended December 31, 2024. During the year ended December 31, 2023, pursuant to tender offers, the Fund repurchased approximately 3 Class I shares for a total value of $78. No Class S shares and Class D shares were repurchased during the year ended December 31, 2023. The following tables present the share repurchases completed during the years ended December 31, 2024 and 2023:

Repurchase Pricing Date	Total Number of Shares Repurchased	Percentage of Outstanding Shares Repurchased (1)	Repurchase Request Deadline	Purchase Price Per Share (2)	Amount Repurchased (All Classes) (2)	Maximum number of shares that may yet be purchased under the repurchase program (3)
February 29, 2024	387	0.54%	March 20, 2024	$27.19	$10,376	—
May 31, 2024	5	0.01%	June 20, 2024	$27.39	$132	—
August 31, 2024	134	0.09%	September 20, 2024	$27.41	$3,623	—
November 30, 2024	1,795	0.90%	December 20, 2024	$27.58	$49,491	—

Maximum number
of shares that may
	Total Number	Percentage of	Repurchase	Purchase	Amount	yet be purchased
	of Shares	Outstanding Shares	Request	Price	Repurchased	under the repurchase
Repurchase Pricing Date	Repurchased	Repurchased(1)	Deadline	Per Share(2)	(All Classes)(2)	program(3)
November 30, 2023	3	0.01%	December 20, 2023	$27.03	$78	—
(1)	Percentage is based on total shares outstanding as of the close of business on the last calendar day of the month preceding the applicable repurchase pricing date.
(2)	Amounts shown net of the Early Repurchase Deduction.
(3)	All repurchase requests were satisfied in full.